LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

NOTE 12 - LEASES

Right of use assets

	1 January			Acquisition	31 December
	2022	Additions	Remeasurement	of subsidiary	2022

Cost:
Buildings	554,828	130,766	422	623	686,639
Furniture and fixtures	309,551	36,456	—	—	346,007
Software and rights	103,526	—	—	—	103,526
Vehicles	145,857	45,304	—	—	191,161

Total	1,113,762	212,526	422	623	1,327,333

Accumulated amortization:
Buildings	(419,617)	(84,130)	(246)	—	(503,993)
Furniture and fixtures	(119,904)	(59,763)	—	—	(179,667)
Software and rights	(59,960)	(17,059)	—	—	(77,019)
Vehicles	(81,968)	(46,144)	—	—	(128,112)

Total	(681,449)	(207,096)	(246)	—	(888,791)

Net book value	432,313				438,542

	1 January			31 December
	2021	Additions	Remeasurement	2021

Cost:
Buildings	440,005	120,986	(6,163)	554,828
Furniture and fixtures	190,750	118,801	—	309,551
Software and rights	77,407	26,119	—	103,526
Vehicles	103,491	42,366	—	145,857

Total	811,653	308,272	(6,163)	1,113,762

Accumulated amortization:
Buildings	(322,264)	(97,353)	—	(419,617)
Furniture and fixtures	(72,142)	(47,762)	—	(119,904)
Software and rights	(41,721)	(18,239)	—	(59,960)
Vehicles	(51,609)	(30,359)	—	(81,968)

Total	(487,736)	(193,713)	—	(681,449)

Net book value	323,917			432,313

NOTE 12 - LEASES (Continued)

Lease liabilities

	2022	2021

Short-term lease liabilities	157,414	179,563
Long-term lease liabilities	104,953	167,456

	262,367	347,019

Maturity analysis of lease liabilities is disclosed in Note 23 and the movement of lease liabilities is disclosed in Note 25.

Lease liabilities are discounted using the Group’s incremental borrowing rates and implicit rate in the lease (where applicable). As of 31 December 2022, the weighted average annual incremental borrowing rates of the Group for TRY is 18% (2021: TRY 21)%.

The Group has adopted the practical expedient included in IFRS 16 for short-term lease agreements with a lease term of 12 months or less and lease agreements determined by the Group as having a low value. The Group accounts for the lease payments in other operating expenses in the period in which they are incurred. Such expenses are not material to the Group’s consolidated financial statements.